PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, equipment and software
Less: accumulated depreciation and amortization	¥ (3,949)		¥ (3,639)
Total net book value	5,204		5,534		$ 755
Depreciation	632	$ 92	723	¥ 790
Buildings
Property, equipment and software
Original value	5,409		5,408
Computer equipment
Property, equipment and software
Original value	810		1,040
Website-related equipment
Property, equipment and software
Original value	1,802		1,623
Furniture and fixtures
Property, equipment and software
Original value	216		229
Software
Property, equipment and software
Original value	668		651
Leasehold improvements
Property, equipment and software
Original value	¥ 248		¥ 222